Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets :
Restricted cash and investments	$ 1,795	$ 1,846
Current portion of net investment in finance lease	3,307	3,306
Interest receivable	104	174
Other current assets	1	0
Total current assets	5,207	5,326
Net investment in finance lease, less current portion	1,687	4,995
Deferred charges	27	48
Total assets	6,921	10,369
Current liabilities:
Accrued interest	136	204
Current portion of long-term debt	3,187	3,187
Other current liabilities	31	45
Total current liabilities	3,354	3,436
Long-term debt	3,182	6,369
Total liabilities	6,536	9,805
Equity:
Unclassified stock: 100 shares of $1 par value	0	0
Retained earnings	385	564
Total equity	385	564
Total liabilities and equity	$ 6,921	$ 10,369